Other provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of commitments and contingencies [Line Items]
Provisions, beginning balance	$ 1,558	$ 1,658
Adjustment on currency translation	(83)	32
Charged/(credited) to profit:
– increases to existing and new provisions	199	78
– unused amounts reversed	(12)	(26)
Utilised in year	(133)	(277)
Transfers and other movements	21	(9)
Provisions, ending balance	1,456	1,558
Balance sheet analysis:
Current	359	361
Non-current	1,097	1,197
Total	1,456	1,558
Utilised in year	133	277
Other
Disclosure of commitments and contingencies [Line Items]
Provisions, beginning balance	1,371	1,298
Adjustment on currency translation	(69)	14
Adjustments to mining properties/right-of-use assets:
- increases to existing and new provisions	17	0
– change in discount rate	(2)	0
Charged/(credited) to profit:
– increases to existing and new provisions	184	214
– change in discount rate	(7)	(18)
– unused amounts reversed	(104)	(31)
– exchange gain on provisions	0	(1)
– amortisation of discount	14	22
Utilised in year	(94)	(104)
Transfers and other movements	(203)	(23)
Provisions, ending balance	1,107	1,371
Balance sheet analysis:
Current	792	637
Non-current	315	734
Total	1,107	1,371
Utilised in year	94	$ 104
Other | PAPUA NEW GUINEA
Charged/(credited) to profit:
Utilised in year	(10)
Balance sheet analysis:
Utilised in year	$ 10